Schedule of cash flow in discontinued operation (Details) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Win view Inc [member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities	$ (99,525)	$ 110,929
Net cash used in financing activities	32,761	(106,212)
Change in cash	(66,764)	4,717
Cash, beginning of period	20,612	52,746
Cash, end of period	(46,152)	57,463
UMG [member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities	(8,402)	(263,996)
Net cash used in financing activities		(43,273)
Change in cash	(8,402)	(307,269)
Cash, beginning of period	109,378	175,296
Cash, end of period	100,976	(131,973)
Eden games SA [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities		55,334
Net cash used in financing activities		(50,714)
Change in cash		4,620
Cash, beginning of period		270,571
Cash, end of period		275,191
Motorsports group [member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities
Change in cash
Cash, beginning of period
Cash, end of period
Disposal of Motorsports